Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Change Agents Corporation (f/k/a Avalon GloboCare Corp.) (the “Company” or “CHGA”) was incorporated under the laws of the State of Delaware on July 28, 2014. On July 20, 2026, the Company changed its name to Change Agents Corporation.

The Company operates through two business segments: (i) an artificial intelligence software segment, through which the Company develops and commercializes an AI-driven, short-form agentic video generation platform and an agentic Generative Engine Optimization (GEO) search product operated by Avalon Quantum AI, LLC, a wholly owned subsidiary formed in connection with the acquisition of RPM Interactive, Inc. in December 2025; and (ii) a consumer health technology segment, through which the Company distributes the Keto Air breathalyzer device - a non-invasive consumer breathalyzer that measures ketosis levels and is sold in North America, bearing an FDA registration number.

The Company is a technology-focused company with a strategic focus on developing innovative Agentic AI software and consumer health products that target consumers and small businesses. The Company recently announced the intent to expand into drone interception and surveillance AI enhanced technology solutions through the establishment of Autonomous Air Defense Systems LLC. The Company is actively seeking complementary bolt-on AI acquisitions that could generate near-term revenue to supplement current operations as both segments continue to develop.

On May 18, 2015, Avalon Healthcare System, Inc. (“AHS”) was incorporated under the laws of the State of Delaware. AHS owns 100% of the capital stock of Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”), which is a wholly foreign-owned enterprise organized under the laws of the People’s Republic of China (“PRC”). Avalon Shanghai was incorporated on April 29, 2016, and was engaged in medical related consulting services for customers. Due to the winding down of the medical related consulting services in 2022, the Company decided to cease all operations of Avalon Shanghai and no longer has any material revenues or expenses in Avalon Shanghai. As a result, Avalon Shanghai is no longer an operating entity.

On February 7, 2017, the Company formed Avalon RT 9 Properties, LLC (“Avalon RT 9”), a New Jersey limited liability company. On May 5, 2017, Avalon RT 9 purchased a real property located in Township of Freehold, County of Monmouth, State of New Jersey, having a street address of 4400 Route 9 South, Freehold, NJ 07728. This property was purchased to serve as the Company’s world-wide headquarters for all corporate administration and operations. In addition, the property generates rental income. Avalon RT 9 owns this office building. Avalon RT 9’s business consists of the ownership and operation of the income-producing real estate property in New Jersey. On February 18, 2026, the Company sold 100% of Avalon RT 9 to Wenzhao Lu, the Company’s chairman of the Board of Directors.

On October 14, 2022, the Company formed a wholly owned subsidiary, Avalon Laboratory Services, Inc. (“Avalon Lab”), a Delaware company. On February 9, 2023, Avalon Lab purchased 40% of the issued and outstanding equity interests of Laboratory Services MSO, LLC, a private limited company formed under the laws of the State of Delaware on September 6, 2019 (“Lab Services MSO”), and its subsidiaries. Lab Services MSO, through its subsidiaries, is engaged in providing laboratory testing services. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by Avalon Lab. Accordingly, beginning in February 2025, we no longer offer laboratory services.

On May 1, 2024, the Company formed a wholly owned subsidiary, Q&A Distribution LLC (“Q&A Distribution”), a Texas company. Q&A Distribution is engaged in distribution of KetoAir device.

On February 21, 2025, the Company formed a wholly owned subsidiary, Nexus MergerSub Limited (“Nexus”), a British Virgin Islands (“BIV”) company. There was no activity for the subsidiary since its incorporation through June 30, 2026.

On December 5, 2025, the Company formed a wholly owned subsidiary, Avalon Quantum AI, LLC (“Avalon Quantum AI”), a Nevada company.

On December 12, 2025, the Company acquired RPM Interactive, Inc., a Nevada corporation (“RPM”), in accordance with the terms of the Agreement and Plan of Merger, dated December 12, 2025, as amended by Amendment No. 1 dated December 14, 2025 (as amended, the “Merger Agreement”), by and among the Company, Avalon Quantum AI, LLC, a Nevada limited liability company and a wholly owned subsidiary of the Company (the “Merger Sub”), and RPM. Pursuant to the Merger Agreement, RPM merged with and into the Merger Sub, pursuant to which the Merger Sub was the surviving entity and became a wholly owned subsidiary of the Company (the “Merger”).

As a result of the above Merger transaction, effective December 12, 2025, Avalon Quantum AI is advancing next-generation AI systems, including automated video generation, and small business marketing automation solutions.

Details of the Company’s subsidiaries which are included in these condensed consolidated financial statements as of June 30, 2026 are as follows:

Name of Subsidiary	Place and Date of Incorporation	Percentage of Ownership	Principal Activities
Avalon Healthcare System, Inc. (“AHS”)	Delaware May 18, 2015	100% held by ALBT	Holding company for payroll and other expenses

Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”)	PRC April 29, 2016	100% held by AHS	Not considered an operating entity

Genexosome Technologies Inc. (“Genexosome”)	Nevada July 31, 2017	60% held by ALBT	No current activities to report; dormant

Avalon Laboratory Services, Inc. (“Avalon Lab”)	Delaware October 14, 2022	100% held by ALBT	No current activities to report; dormant

Q&A Distribution LLC (“Q&A Distribution”)	Texas May 1, 2024	100% held by ALBT	Distributes KetoAir device

Nexus MergerSub Limited (“Nexus”)	BVI February 21, 2025	100% held by ALBT	No current activities to report

Avalon Quantum AI, LLC (“Avalon Quantum AI”)	Nevada December 5, 2025	100% held by ALBT	Advanced Agentic AI systems, including automated video generation

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Avalon GloboCare Corp. (the “Company” or “ALBT”) was incorporated under the laws of the State of Delaware on July 28, 2014.

The Company is a technology-focused company developing and acquiring innovative artificial intelligence platforms. Through its AI-driven subsidiary, the Company is advancing next-generation AI systems, including automated video generation and a new product under development for business search engine optimization. The Company is also maintaining its intellectual property portfolio in cellular therapy and expanding it portfolio into generative AI publishing and software. In addition, the Company is marketing the KetoAir™ breathalyzer device, which is registered with the U.S. Food and Drug Administration as a Class I medical device, and plans to pursue additional diagnostic applications for the technology. In addition, the Company owned and operated commercial real estate at its headquarters in Freehold, NJ through February 2026.

On May 18, 2015, Avalon Healthcare System, Inc. (“AHS”) was incorporated under the laws of the State of Delaware. AHS owns 100% of the capital stock of Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”), which is a wholly foreign-owned enterprise organized under the laws of the People’s Republic of China (“PRC”). Avalon Shanghai was incorporated on April 29, 2016, and was engaged in medical related consulting services for customers. Due to the winding down of the medical related consulting services in 2022, the Company decided to cease all operations of Avalon Shanghai and no longer has any material revenues or expenses in Avalon Shanghai. As a result, Avalon Shanghai is no longer an operating entity.

On February 7, 2017, the Company formed Avalon RT 9 Properties, LLC (“Avalon RT 9”), a New Jersey limited liability company. On May 5, 2017, Avalon RT 9 purchased a real property located in Township of Freehold, County of Monmouth, State of New Jersey, having a street address of 4400 Route 9 South, Freehold, NJ 07728. This property was purchased to serve as the Company’s world-wide headquarters for all corporate administration and operations. In addition, the property generates rental income. Avalon RT 9 owns this office building. Avalon RT 9’s business consists of the ownership and operation of the income-producing real estate property in New Jersey. As of December 31, 2025, the occupancy rate of the building is 98.5%. On February 18, 2026, the Company sold 100% of Avalon RT 9 to Wenzhao Lu, the Company’s chairman of the Board of Directors.

On October 14, 2022, the Company formed a wholly owned subsidiary, Avalon Laboratory Services, Inc. (“Avalon Lab”), a Delaware company. On February 9, 2023, Avalon Lab purchased 40% of the issued and outstanding equity interests of Laboratory Services MSO, LLC, a private limited company formed under the laws of the State of Delaware on September 6, 2019 (“Lab Services MSO”), and its subsidiaries. Lab Services MSO, through its subsidiaries, is engaged in providing laboratory testing services. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by Avalon Lab. Accordingly, beginning in February 2025, we no longer offer laboratory services.

On May 1, 2024, the Company formed a wholly owned subsidiary, Q&A Distribution LLC (“Q&A Distribution”), a Texas company. Q&A Distribution is engaged in distribution of KetoAir device.

On February 21, 2025, the Company formed a wholly owned subsidiary, Nexus MergerSub Limited (“Nexus”), a British Virgin Islands (“BIV”) company. There was no activity for the subsidiary since its incorporation through December 31, 2025.

On December 5, 2025, the Company formed a wholly owned subsidiary, Avalon Quantum AI, LLC (“Avalon Quantum AI”), a Nevada company.

On December 12, 2025, the Company acquired RPM Interactive, Inc., a Nevada corporation (“RPM”), in accordance with the terms of the Agreement and Plan of Merger, dated December 12, 2025, as amended by Amendment No. 1 dated December 14, 2025 (as amended, the “Merger Agreement”), by and among the Company, Avalon Quantum AI, LLC, a Nevada limited liability company and a wholly owned subsidiary of the Company (the “Merger Sub”), and RPM. Pursuant to the Merger Agreement, RPM merged with and into the Merger Sub, pursuant to which the Merger Sub was the surviving entity and became a wholly owned subsidiary of the Company (the “Merger”).

As a result of the above Merger transaction, effective December 12, 2025, Avalon Quantum AI is advancing next-generation AI systems, including automated video generation and business search engine optimization.

Details of the Company’s subsidiaries which are included in these consolidated financial statements as of December 31, 2025 are as follows:

Name of Subsidiary	Place and date of Incorporation	Percentage of Ownership	Principal Activities
Avalon Healthcare System, Inc. (“AHS”)	Delaware May 18, 2015	100% held by ALBT	Holding company for payroll and other expenses

Avalon RT 9 Properties LLC (“Avalon RT 9”)	New Jersey February 7, 2017	100% held by ALBT	Owned and operated an income-producing real property and held and managed the corporate headquarters through February 2026

Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”)	PRC April 29, 2016	100% held by AHS	Is not considered an operating entity
Genexosome Technologies Inc. (“Genexosome”)	Nevada July 31, 2017	60% held by ALBT	No current activities to report, dormant
Avalon Laboratory Services, Inc. (“Avalon Lab”)	Delaware October 14, 2022	100% held by ALBT	No current activities to report, dormant
Q&A Distribution LLC (“Q&A Distribution”)	Texas May 1, 2024	100% held by ALBT	Distributes KetoAir device
Nexus MergerSub Limited (“Nexus”)	BVI February 21, 2025	100% held by ALBT	No current activities to report
Avalon Quantum AI, LLC (“Avalon Quantum AI”)	Nevada December 5, 2025	100% held by ALBT	Advanced Agentic AI systems, including automated video generation.”